LEASES (Schedule of Opreating Leases Weighted-Average Discount Term and Rate) (Details)	Dec. 31, 2020
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 9 months
Weighted average discount rate	3.39%